Share capital and share premium	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital and share premium
25.
Share capital and share premium

Ordinary shares issued and fully paid as of December 31, 2022 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
351,972,468	Class A ordinary shares	0.04	$14,079	$1,640,300	$783,529	$2,437,908
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
394,830,548			$15,793	$1,685,809	$783,529	$2,485,131

Holders of Class A ordinary shares are entitled to one vote per share in respect of matters requiring the votes of shareholders, while holders of Class B ordinary shares are entitled to twenty votes per share, subject to certain exceptions. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

During 2022, 14,049,230 shares were issued. All were fully paid and newly issued Class A ordinary shares with a nominal value of $0.04 each. The Class A ordinary shares issued in respect of share options that were exercised and RSUs that have vested was 8,302,871.

On June 16, 2022, a total of 480,200 Class A ordinary shares was issued on settlement of the first portion of the contingent consideration applicable under the Palm Angels purchase agreement. Refer to Note 19 Financial instruments and financial risk management for additional information.

On October 27, 2022, a total of 4,611,848 Class A ordinary shares was issued on early repayment of the $50 million principal amount of February 2020 Notes. Refer to Note 20 Borrowings and embedded derivatives for additional information.

During the year ended December 31, 2022, 654,311 Class A ordinary shares were issued in respect of business combinations.

Ordinary shares issued and fully paid as of December 31, 2021 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
337,923,238	Class A ordinary shares	0.04	13,517	$1,596,165	$783,529	$2,393,211
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
380,781,318			15,231	$1,641,674	$783,529	$2,440,434

During 2021, 26,571,174 shares were issued. All were fully paid and newly issued Class A ordinary shares with a nominal value of $0.04 each. The total Class A ordinary shares issued in respect of share options that were exercised and RSUs that have vested was 8,328,356.

On May 17, 2021, a total of 3,190,345 Class A ordinary shares was issued on conversion of $39.1 million principal amount of February 2020 Notes.

On August 6, 2021, a total of 7,013,405 Class A ordinary shares was issued on conversion of $85.9 million principal amount of February 2020 Notes.

On October 1, 2021, a total of 6,122,250 Class A ordinary shares was issued on conversion of $75.0 million principal amount of February 2020 Notes.

During the year ended December 31, 2022, 1,916,818 Class A ordinary shares were issued in respect of business combinations.